099 P-2 06/14

SUPPLEMENT DATED JUNE 30, 2014

TO THE PROSPECTUS DATED OCTOBER 1, 2013

 OF

Franklin Global Allocation Fund

(Franklin Templeton International Trust)

The Prospectus is amended as follows:

The cover page of, and the name references within, the Summary Prospectus and the Prospectus are amended to reflect the new fund name as follows:

Franklin Global Allocation Fund (formerly, Franklin Templeton Global Allocation Fund)

Please keep this supplement with your prospectus for future reference.

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